Note 30 - Related Party Transactions (Details Textual) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Related Parties Amount in Cost of Sales	€ 41	€ 62	€ 78
Due to Related Parties, Current, Total		9			€ 0
Revenue from Related Parties	€ 161	483	€ 408
Accounts Receivable, Related Parties, Current		€ 325		$ 0